Investment Objectives and Goals - iShares Flexible Income Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES FLEXIBLE INCOME ACTIVE ETF Ticker: BINC Stock Exchange: NYSE Arca
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The iShares Flexible Income Active ETF (the “Fund”) seeks to maximize long-term income by primarily investing in debt and income-producing securities
Objective, Secondary [Text Block]	with a secondary objective of capital appreciation.